Note 33 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	2018	2017	2016
Key management salaries and bonuses	2,476	2,041	2,033
Cash-settled share-based expense *	261	1,164	788
	2,737	3,205	2,821